Business Segments	12 Months Ended
Dec. 31, 2011
Business Segments [Abstract]
Business Segments

16.    Business Segments

The Company's three reportable segments consist of:

•

Scholastic—provides services in conjunction with the marketing, sale and production of class rings and an array of graduation products and other scholastic affinity products to students and administrators primarily in high schools, colleges and other post-secondary institutions;

•

Memory Book—provides services in conjunction with the publication, marketing, sale and production of school yearbooks, memory books and related products that help people tell their stories and chronicle important events; and

•

Marketing and Publishing Services—provides services in conjunction with the development, marketing, sale and production of multi-sensory and interactive advertising sampling systems and packaging, primarily for the fragrance, cosmetic and personal care segments, and provides innovative products and related services to the direct marketing sector. The group also produces book components primarily for the educational and trade publishing segments.

Scholastic

The Scholastic segment provides services in conjunction with the marketing, sale and production of class rings and an array of graduation products, such as caps, gowns, diplomas and announcements, graduation-related accessories and other scholastic affinity products. In the Scholastic segment, we target the school channel and primarily serve U.S. high schools, colleges and universities, marketing and selling products to students and administrators. Jostens relies on a network of independent sales representatives to sell its scholastic products. Jostens provides customer service in the marketing and sale of class rings and certain other graduation products, which often involves a high degree of customization. Jostens also provides ongoing warranty service on its class and affiliation rings. Jostens maintains product-specific tooling as well as a library of school logos and mascots that can be used repeatedly for specific school accounts over time. In addition to its class ring offerings, Jostens also designs, manufactures, markets and sells championship rings for professional sports and affinity rings for a variety of specialty markets. Since the acquisition of Neff, a single source provider of custom award programs and apparel, in March 2007, and the Company's subsequent acquisitions in 2009 and 2010 in the varsity jacket business, we also market, manufacture and sell an array of additional scholastic products, including chenille letters, varsity jackets, mascot mats, plaques and sports apparel in schools and through a dealer network.

Memory Book

Jostens provides services in conjunction with the publication, marketing, sale and production of memory books, and related products that help people tell their stories and chronicle important events. Jostens' strong brand recognition is deeply rooted in its school-by-school relationships and in its consistent ability to deliver high quality products and services and innovate to meet market demands. Jostens primarily services U.S. high schools, colleges, universities, elementary and middle schools. Jostens generates the majority of its revenues from high school accounts. Jostens' independent sales representatives and technical support employees assist students and faculty advisers with the planning and layout of yearbooks, including through the provision of online layout and editorial tools to assist the schools in the publication of the yearbook. With a new class of students each year and periodic faculty advisor turnover, Jostens' independent sales representatives and customer service employees are the main point of continuity for the yearbook production process on a year-to-year basis. Jostens also offers online memory book products and related services, enabling the consumer to create personal, hard or soft-cover memory books to chronicle important events.

Marketing and Publishing Services

The Marketing and Publishing Services segment includes operations in sampling, direct marketing and publishing services. The sampling operations provide services in conjunction with the development, marketing, sale and production of multi-sensory and interactive advertising sampling systems and packaging, primarily for the fragrance, cosmetics and personal care segments. With over a 100-year history, Arcade pioneered the leading ScentStrip® product in 1980. Since then, we have developed an extensive portfolio of proprietary, patented and patent-pending technologies that can be incorporated into various conventional and on-line marketing programs designed to reach the consumer at home or in-store, including magazine and catalog inserts, remittance envelopes, statement enclosures, blow-ins, direct mail, direct sell and point-of-sale materials and gift-with-purchase/purchase-with-purchase programs. Since the acquisition of Color Optics, a specialty packaging provider, the Company also markets, manufactures and sells highly decorated packaging solutions to the cosmetic and consumer products industries. The direct marketing operations specialize in high-quality, in-line printed products and can accommodate large marketing projects with a wide range of dimensional printed products and in-line finishing production, data processing and mailing services. The products range from conventional direct marketing pieces to integrated offerings with data collection and tracking features. The personalized imaging capabilities can offer individualized messages to each recipient within a geographical area or demographic group for targeted marketing efforts. The publishing services business produces book components, including book covers and jackets, and employs specialized techniques to create highly decorated covers. The Company has long-standing relationships with many customers in this segment, including the world's leading fragrance, beauty and cosmetic purveyors and educational and trade publishers.

The following table presents information of the Company by business segment:

In thousands	2011	2010	2009
Net sales
Scholastic	$474,667	$469,730	$462,718
Memory Book	362,380	375,866	386,848
Marketing and Publishing Services	380,774	395,310	406,032
Inter-segment eliminations	(29)	(19)	(273)

	$1,217,792	$1,240,887	$1,255,325

Operating income
Scholastic	$34,948	$25,635	$45,529
Memory Book	103,137	116,549	105,767
Marketing and Publishing Services	13,792	55,637	50,862

	$151,877	$197,821	$202,158

Interest, net
Scholastic	$64,071	$34,812	$20,837
Memory Book	49,365	27,657	17,638
Marketing and Publishing Services	50,700	28,824	16,814

	$164,136	$91,293	$55,289

Depreciation and Amortization
Scholastic	$32,627	$31,879	$29,198
Memory Book	39,424	39,164	38,989
Marketing and Publishing Services	34,032	33,537	34,358

	$106,083	$104,580	$102,545

Capital expenditures
Scholastic	$12,440	$9,831	$11,099
Memory Book	29,949	22,295	13,633
Marketing and Publishing Services	13,136	18,097	21,406

	$55,525	$50,223	$46,138

Goodwill
Scholastic	$309,878	$309,927	$305,806
Memory Book	391,178	391,614	391,553
Marketing and Publishing Services	282,058	306,958	306,958

	$983,114	$1,008,499	$1,004,317

Intangible assets
Scholastic	$145,941	$163,355	$176,124
Memory Book	168,984	186,706	206,925
Marketing and Publishing Services	133,469	153,748	167,581

	$448,394	$503,809	$550,630

Total assets
Scholastic	$668,179	$683,727	$687,083
Memory Book	749,932	762,240	791,465
Marketing and Publishing Services	626,383	698,008	708,699

	$2,044,494	$2,143,975	$2,187,247

Net sales are reported in the geographic area where the final sales to customers are made, rather than where the transaction originates. No single customer accounted for more than 10% of revenue in any of 2011, 2010 and 2009.

The following table presents net sales by class of similar products and certain geographic information for the Company:

In thousands	2011	2010	2009
Net sales by classes of similar products
Memory book and yearbook products and services	$362,380	$375,866	$386,783
Graduation and affinity products	261,849	261,383	254,458
Class ring and jewelry products	212,818	208,347	208,260
Sampling products and services	174,831	146,757	139,506
Book components	108,784	132,109	154,858
Direct marketing products and services	97,130	116,425	111,460

	$1,217,792	$1,240,887	$1,255,325

Net sales by geographic area
United States	$1,116,602	$1,164,100	$1,186,840
Canada	38,436	33,777	25,053
France	30,925	18,715	13,097
Other	31,829	24,295	30,335

	$1,217,792	$1,240,887	$1,255,325

Net property, plant and equipment and intangible assets by geographic area
United States	$1,634,369	$1,719,293	$1,763,717
Other, primarily Canada	7,189	7,466	2,062

	$1,641,558	$1,726,759	$1,765,779